NON—CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF GROUP OWNERSHIP PERCENTAGES AND THE NON CONTROLLING INTERESTS
The following table summarizes the Company's ownership percentages and the NCI amount as of December 31, 2024 and 2023. Each NCI partnership in the following table corresponds to multiple entities in Note 2f.

		Ownership Percentage		NCI
Entity	Country	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Latam Parque Logistico Coyol II	Costa Rica	50.0%	50.0%	$4,504,604	$4,818,254
Latam Parque Logistico San José - Verbena	Costa Rica	23.6%	23.6%	24,013,584	27,971,004
Parque Logístico Callao	Peru	40.0%	40.0%	13,318,354	5,827,257
Total				$41,836,542	$38,616,515

SCHEDULE OF PARTNERSHIP ENTITIES PAID DISTRIBUTION TO NON-CONTROLLING INVESTEE PARTNERS
During the years ended December 31, 2024, 2023 and 2022 the partnership entities' distributions to the NCI partners were as follows:

	2024	2023	2022

Latam Parque Logístico Coyol II	$800,000	$3,675,054	$350,000
Latam Parque Logístico San José - Verbena	9,142,800	847,882	754,231
Latam Lagunilla Industrial Park	—	—	963,572
Total distributions to non-controlling partners	$9,942,800	$4,522,936	$2,067,803

SCHEDULE OF CONTRIBUTIONS TO NONCONTROLLING PARTNERS	During the years ended December 31, 2024, 2023 and 2022 the partnership entities' contributions to the NCI partners were as follows:

	2024	2023	2022

Parque Logístico Callao	$3,303,450	$5,870,313	$700,000

SCHEDULE OF NON-CONTROLLING PARTNERSHIP ENTITIES TOTAL ASSETS AND TOTAL LIABILITIES
Summarized financial information of non-controlling partnership entities’ total assets and total liabilities as of December 31, 2024 and 2023 was as follows:

	As of December 31, 2024
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$209,675	$4,773,465	$179,919
Lease and other receivables, net	24,804	3,274,430	1,654,241
Other current assets	142,777	49,802	256,011
NON-CURRENT ASSETS:
Investment properties	29,794,000	86,680,123	38,489,189
Property and equipment, net	—	22,233	4,407
Deferred tax asset	—	—	—
Restricted cash equivalents - long term	480,000	1,450,000	—
Total assets	$30,651,256	$96,250,053	$40,583,767

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$191,414	$2,364,596	$2,116,681
Due to affiliates	—	619,050	—
Other current liabilities	—	380,950	385,095
NON-CURRENT LIABILITIES:
Long term debt	17,948,614	57,325,213	—
Security deposits	195,000	476,932	448,194
Other non-current liabilities	—	—	12,925,194
Deferred tax liability	3,307,017	4,133,385	2,750,819
Total liabilities	$21,642,045	$65,300,126	$18,625,983

EQUITY:
Equity attributable to owners of the Company	$4,504,607	$6,936,343	$8,639,430
Non-controlling interests	$4,504,604	$24,013,584	$13,318,354

	As of December 31, 2023
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,301,121	$1,666,657	$25,267
Lease and other receivables, net	34,021	7,326,802	2,023,086
Other current assets	37,932	843,894	274,592
NON-CURRENT ASSETS:
Investment properties	29,708,000	80,878,055	12,879,976
Property and equipment, net	—	25,613	4,108
Deferred tax asset	—	—	688,485
Restricted cash equivalents - long term	480,000	—	—
Total assets	$31,561,074	$90,741,021	$15,895,514

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$229,988	$3,027,672	$3,148,102
Due to affiliates	—	15,269	—
Other current liabilities	—	—	325,811
NON-CURRENT LIABILITIES:
Long term debt	18,285,023	44,926,842	—
Security deposits	195,000	336,145	51,394
Other non-current liabilities	—	—	2,800,943
Deferred tax liability	3,214,523	5,863,957	—
Total liabilities	$21,924,534	$54,169,885	$6,326,250

EQUITY:
Equity attributable to owners of the Company	$4,818,286	$8,600,132	$3,742,007
Non-controlling interests	$4,818,254	$27,971,004	$5,827,257

SCHEDULE OF NET EARNINGS ATTRIBUTABLE TO NON-CONTROLLING PARTNERSHIP
For the years ended December 31, 2024, 2023 and 2022, net earnings attributable to NCI were as follows:

	2024	2023	2022

Profit (loss) attributable to non-controlling interests
Latam Parque Logistico Coyol II	$486,335	$(215,926)	$1,358,675
Latam Parque Logistico San Jose - Verbena	5,242,930	4,682,615	2,177,996
Latam Lagunilla Industrial Park	—	—	(111,583)
Parque Logístico Callao	4,130,112	(450,017)	(12,465)
Total	$9,859,377	$4,016,672	$3,412,623